OPERATING LEASES	12 Months Ended
Sep. 30, 2024
Operating Leases
OPERATING LEASES

NOTE 7 – OPERATING LEASES

The Company has various operating leases for office space and warehouse with lease terms of two years. The Company adopted Leases (Topic 842), using the modified-retrospective approach. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 because payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR minus 2.5%.

As of September 30, 2024, the operating lease arrangement of the office and warehouse on 9th floor of Tsuen Wan Industrial Centre was a related party transaction with Mr. Wai Yiu Yau, a director of the Company.

As of September 30, 2023 and 2024, operating lease consist of the following:

	As of September 30,
	2023	2024
Right-of-use assets, costs	$268,140	$163,592
Accumulated amortization	(117,664)	(47,596)
Disposal due to early termination	(30,595)	(83,285)
Right-of-use assets, net	$119,881	$32,711

As of September 30, 2023 and 2024, operating lease liabilities consist of the following:

	As of September 30,
	2023	2024
Operating lease liabilities - current portion	$39,886	$41,019
Operating lease liabilities - non-current portion	80,237	-
Total	$120,123	$41,019

During the years ended September 30, 2022, 2023 and 2024, the Company incurred total operating lease expenses of $62,861, $48,045 and $47,297, respectively.

Other lease information is as follows:

	As of September 30,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$64,359	$44,872	$39,231
Right-of-use assets obtained in exchange for new operating lease liabilities	$56,747	$123,162	$40,789
Weighted-average remaining lease term - operating leases	1.1 years	2.9 years	1 year
Weighted-average discount rate - operating leases	2.875%	3.375%	3.375%

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

	As of September 30,
	2023	2024
2022	$-	$-
2023	-	-
2024	42,821	-
2025	43,076	41,538
2026	39,487	-
Total lease payments	$125,384	$41,538
Less: imputed interest	(5,261)	(519)
Total operating lease liabilities, net of interest	$120,123	$41,019